Share capital (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) Vote item shares	Jun. 30, 2018 GBP (£) shares	Jun. 30, 2017 GBP (£) shares	Jun. 30, 2019 $ / shares shares
Ordinary shares
Balance at the beginning | £	£ 53	£ 53
Employee share-based compensation awards - issue of shares | £			£ 1
Balance at the end | £	£ 53	£ 53	£ 53
Number of class of ordinary shares | item	2
Number of class A shares to which one B share is convertible	1
Proportion of votes required for special resolutions	66.67%
Ordinary shares
Number of shares
Balance at the beginning (in shares)	164,526,000	164,195,000
Employee share-based compensation awards - issue of shares (in shares)	45,000	331,000
Balance at the end (in shares)	164,571,000	164,526,000	164,195,000
Ordinary shares
Balance at the beginning | £	£ 53	£ 53
Balance at the end | £	£ 53	£ 53	£ 53
Class A ordinary shares
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	1
Number of shares issued				40,570,967
Class B ordinary shares
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%
Percentage of voting power of shareholders	67.00%
Number of shares issued				124,000,000